LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
11.	LONG-TERM DEBT, NET

Long-term debt, net consisted of the following:

	December 31,
	2016	2015
2015 Credit Facilities (net of unamortized deferred financing costs of $9,611 and $12,399, respectively)	$469,116	$488,886
Aircraft Term Loan	16,537	22,705
2012 Studio City Notes (net of unamortized deferred financing costs of $12,556 and $15,129, respectively)	812,444	809,871
2013 Senior Notes (net of unamortized deferred financing costs of $52,687 and $63,486, respectively)	947,313	936,514
Studio City Project Facility (net of unamortized deferred financing costs of $51,845)	—	1,243,844
2016 Studio City Credit Facilities	129	—
2016 7.250% SC Secured Notes (net of unamortized deferred financing costs of $16,596)	833,404	—
2016 5.875% SC Secured Notes (net of unamortized deferred financing costs of $6,753)	343,247	—
Philippine Notes (net of unamortized deferred financing costs of $3,041 and $4,614, respectively)	298,085	313,412

	3,720,275	3,815,232
Current portion of long-term debt (net of unamortized deferred financing costs of $906 and $3,669, respectively)	(50,583)	(102,836)

	$3,669,692	$3,712,396

2015 Credit Facilities

On June 30, 2011, Melco Crown Macau (the “Borrower”) entered into a HK$9,362,160,000 (equivalent to $1,203,362) senior secured credit facilities (the “2011 Credit Facilities”), consisted of a term loan facility of HK$6,241,440,000 (equivalent to $802,241) (the “2011 Term Loan Facility”) that was fully drawn during the year ended December 31, 2011 and a revolving credit facility of HK$3,120,720,000 (equivalent to $401,121) (the “2011 Revolving Credit Facility”) that was available until June 28, 2015, both of which were denominated in Hong Kong dollars. The borrowings under the 2011 Credit Facilities were used to refinance the Borrower’s prior senior secured credit facility. Borrowings under the 2011 Credit Facilities bore interest at Hong Kong Interbank Offered Rate (“HIBOR”) plus a margin ranging from 1.75% to 2.75% per annum as adjusted in accordance with the leverage ratio as defined in the 2011 Credit Facilities. The Borrower was obligated to pay a commitment fee on the undrawn amount of the 2011 Revolving Credit Facility throughout the availability period until June 28, 2015 and recognized loan commitment fees on the 2011 Credit Facilities of $1,385 and $2,808 during the years ended December 31, 2015 and 2014, respectively.

On June 29, 2015, the Borrower amended and restated the 2011 Credit Facilities (the “2015 Credit Facilities”). The 2015 Credit Facilities, among other things: (i) increased the size of the then total available facilities from HK$9,362,160,000 (equivalent to $1,203,362) to HK$13,650,000,000 (equivalent to $1,750,000 based on exchange rate on transaction date), comprising a HK$3,900,000,000 (equivalent to $500,000 based on exchange rate on transaction date) term loan facility (the “2015 Term Loan Facility”) and a HK$9,750,000,000 (equivalent to $1,250,000 based on exchange rate on transaction date) multicurrency revolving credit facility (the “2015 Revolving Credit Facility”). In addition, the 2015 Credit Facilities provide for additional incremental facilities to be made available, upon further agreement with any of the existing lenders under the 2015 Credit Facilities or other entities, of up to $1,300,000 (the “2015 Incremental Facility”); (ii) introduced new lenders and removed certain lenders originally under the 2011 Credit Facilities; (iii) extended the repayment maturity date; and (iv) reduced and removed certain restrictions imposed by the covenants in the 2011 Credit Facilities, including but not limited to, increased flexibility to move cash within borrowing group which included the Borrower and certain subsidiaries of the Company as defined under the 2015 Credit Facilities (the “2015 Borrowing Group”), lower covenant levels and reduced reporting requirements. The Group recorded a $481 loss on extinguishment of debt and a $592 costs associated with debt modification, and capitalized $46,507 as deferred financing costs during the year ended December 31, 2015 in connection with the amendments. As of December 31, 2016, the 2015 Term Loan Facility had been fully drawn down with an outstanding amount of HK$3,724,500,000 (equivalent to $478,727), and the entire 2015 Revolving Credit Facility of HK$9,750,000,000 (equivalent to $1,250,000 based on exchange rate on transaction date) remains available for future drawdown as of December 31, 2016.

The final maturity date of the 2015 Credit Facilities is: (i) June 29, 2021 in respect of the 2015 Term Loan Facility; and (ii) June 29, 2020 in respect of the 2015 Revolving Credit Facility, or if earlier, the date of repayment, prepayment or cancelation in full of the 2015 Credit Facilities. The maturity date, amount, margin, currency, form and other terms of the 2015 Incremental Facility will be further specified and agreed by the Borrower and the lenders under the 2015 Credit Facilities and additional lenders, if any, upon drawdown on the 2015 Incremental Facility. The 2015 Term Loan Facility is repayable in quarterly installments according to an amortization schedule commenced on September 29, 2016. Each loan made under the 2015 Revolving Credit Facility is repayable in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. The Borrower is subject to mandatory prepayment requirements in respect of various amounts as specified in the 2015 Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the 2015 Borrowing Group, the 2015 Credit Facilities are required to be repaid in full. In the event of a change of control, the Borrower may be required, at the election of any lender under the 2015 Credit Facilities, to repay such lender in full.

The indebtedness under the 2015 Credit Facilities is guaranteed by the 2015 Borrowing Group, which applied on and from June 29, 2015. Security for the 2015 Credit Facilities remains the same as the 2011 Credit Facilities (except that the terms of the associated security documents have been amended for consistency with the 2015 Credit Facilities), and includes: a first-priority interest in substantially all assets of the 2015 Borrowing Group, the issued share capital and equity interests and certain buildings, fixtures and equipment of the 2015 Borrowing Group and certain other excluded assets and customary security.

The 2015 Credit Facilities contains certain covenants customary for such financings including, but not limited to: the 2015 Borrowing Group’s limitations on, except as permitted under the 2015 Credit Facilities (i) incurring additional liens; (ii) incurring additional indebtedness (including guarantees); (iii) making certain investments; (iv) paying dividends and other restricted payments; (v) creating any subsidiaries; and (vi) selling assets. The 2015 Credit Facilities also contains conditions and events of default customary for such financings. The financial covenants under the 2015 Credit Facilities remain the same as the 2011 Credit Facilities, including a leverage ratio, total leverage ratio and interest cover ratio but with lower covenant levels. The first test date of the financial covenants was September 30, 2015.

There are provisions that limit certain payments of dividends and other distributions by the 2015 Borrowing Group to companies or persons who are not members of the 2015 Borrowing Group. As of December 31, 2016, there were no material net assets of the 2015 Borrowing Group restricted from being distributed under the terms of the 2015 Credit Facilities as certain financial tests and conditions are satisfied.

Borrowings under the 2015 Credit Facilities bore an initial interest for the six months from June 29, 2015 at HIBOR plus a margin of 1.75% per annum. Subsequent to that, borrowings under the 2015 Credit Facilities bear interest at HIBOR plus a margin ranging from 1.25% to 2.50% per annum as adjusted in accordance with the leverage ratio in respect of the 2015 Borrowing Group. The Borrower may select an interest period for borrowings under the 2015 Credit Facilities of one, two, three or six months or any other agreed period. The Borrower is obligated to pay a commitment fee from July 13, 2015 on the undrawn amount of the 2015 Revolving Credit Facility and recognized loan commitment fees on the 2015 Credit Facilities of $4,800 and $3,100 during the years ended December 31, 2016 and 2015, respectively.

Aircraft Term Loan

On June 25, 2012, MCE Transportation Limited (“MCE Transportation”), a subsidiary of the Company, entered into a $43,000 term loan facility agreement to partly finance the acquisition of an aircraft (the “Aircraft Term Loan”). Principal and interest repayments are payable quarterly in arrears commenced on September 27, 2012 until maturity on June 27, 2019, interest is calculated based on London Interbank Offered Rate plus a margin of 2.80% per annum. The Aircraft Term Loan is guaranteed by the Company and security includes a first-priority mortgage on the aircraft itself; pledge over the MCE Transportation bank accounts; assignment of insurances (other than third party liability insurance); and an assignment of airframe and engine warranties. The Aircraft Term Loan must be prepaid in full if any of the following events occurs: (i) a change of control; (ii) the sale of all or substantially all of the components of the aircraft; (iii) the loss, damage or destruction of the entire or substantially the entire aircraft. Other covenants include lender’s approval for any capital expenditure not incurred in the ordinary course of business or any subsequent indebtedness exceeding certain amount by MCE Transportation. As of December 31, 2016, the Aircraft Term Loan has been fully drawn down and the carrying value of aircraft was $31,781.

2012 Studio City Notes

On November 26, 2012, Studio City Finance Limited (“Studio City Finance”), a majority-owned subsidiary of the Company, issued $825,000 in aggregate principal amount of 8.5% senior notes due 2020 (the “2012 Studio City Notes”) and priced at 100%. The 2012 Studio City Notes mature on December 1, 2020 and the interest on the 2012 Studio City Notes is accrued at a rate of 8.5% per annum and is payable semi-annually in arrears on June 1 and December 1 of each year, commenced on June 1, 2013. Studio City Finance used the net proceeds from the offering to fund the Studio City project with conditions and sequence for disbursements in accordance with an agreement.

The 2012 Studio City Notes are general obligations of Studio City Finance, secured by a first-priority security interest in certain specific bank accounts incidental to the 2012 Studio City Notes and a pledge of certain intercompany loans as defined under the 2012 Studio City Notes, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance. The 2012 Studio City Notes are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness. All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities (which amended and restated the Studio City Project Facility as described below) (the “2012 Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2012 Studio City Notes on a senior basis (the “2012 Studio City Notes Guarantees”). The 2012 Studio City Notes Guarantees are general obligations of the 2012 Studio City Notes Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the 2012 Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2012 Studio City Notes Guarantors. The 2012 Studio City Notes Guarantees are effectively subordinated to the 2012 Studio City Notes Guarantors’ obligations under the 2016 Studio City Credit Facilities (which amended and restated the Studio City Project Facility) and the 2016 Studio City Secured Notes as described below and any future secured indebtedness that is secured by property and assets of the 2012 Studio City Notes Guarantors to the extent of the value of such property and assets.

At any time on or after December 1, 2015, Studio City Finance has the option to redeem all or a portion of the 2012 Studio City Notes at any time at fixed redemption prices that decline ratably over time and also has the option to redeem in whole, but not in part the 2012 Studio City Notes at fixed redemption prices under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2012 Studio City Notes.

The indenture governing the 2012 Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2012 Studio City Notes also contains conditions and events of default customary for such financings.

There are provisions under the indenture governing the 2012 Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2016, the net assets of Studio City Finance and its restricted subsidiaries of approximately $799,000 were restricted from being distributed under the terms of the 2012 Studio City Notes.

2013 Senior Notes

On February 7, 2013, MCE Finance Limited (“MCE Finance”), a subsidiary of the Company, issued $1,000,000 in aggregate principal amount of 5% senior notes due 2021 (the “2013 Senior Notes”) and priced at 100%. The 2013 Senior Notes mature on February 15, 2021 and the interest on the 2013 Senior Notes is accrued at a rate of 5% per annum and is payable semi-annually in arrears on February 15 and August 15 of each year, commenced on August 15, 2013. The 2013 Senior Notes are general obligations of MCE Finance, rank equally in right of payment to all existing and future senior indebtedness of MCE Finance and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Finance and effectively subordinated to all of MCE Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt. Certain subsidiaries of MCE Finance (the “2013 Senior Notes Guarantors”) jointly, severally and unconditionally guarantee the 2013 Senior Notes on a senior basis. The guarantees are joint and several general obligations of the 2013 Senior Notes Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the 2013 Senior Notes Guarantors, and rank senior in right of payment to any existing and future subordinated indebtedness of the 2013 Senior Notes Guarantors.

MCE Finance had the option to redeem all or a portion of the 2013 Senior Notes at any time prior to February 15, 2016, at a “make-whole” redemption price. Thereafter, MCE Finance has the option to redeem all or a portion of the 2013 Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, MCE Finance had the option to redeem up to 35% of the 2013 Senior Notes with the net cash proceeds from one or more certain equity offerings at a fixed redemption price at any time prior to February 15, 2016. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, MCE Finance also has the option to redeem in whole, but not in part the 2013 Senior Notes at fixed redemption prices.

The indenture governing the 2013 Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of MCE Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2013 Senior Notes also contains conditions and events of default customary for such financings.

There are provisions under the indenture of the 2013 Senior Notes that limit or prohibit certain payments of dividends and other distributions by MCE Finance and its restricted subsidiaries to companies or persons who are not MCE Finance or members of MCE Finance’s restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2016, there were no material net assets of MCE Finance and its restricted subsidiaries restricted from being distributed under the terms of the 2013 Senior Notes as certain financial tests and conditions are satisfied.

Studio City Project Facility

On January 28, 2013, Studio City Company Limited (“Studio City Company” or the “Studio City Borrower”), a majority-owned subsidiary of the Company, entered into a HK$10,855,880,000 (equivalent to $1,395,357) senior secured credit facilities, as amended from time to time (the “Studio City Project Facility”), consisted of a HK$10,080,460,000 (equivalent to $1,295,689) term loan facility (the “Studio City Term Loan Facility”) and a HK$775,420,000 (equivalent to $99,668) revolving credit facility (the “Studio City Revolving Credit Facility”), both of which were denominated in Hong Kong dollars to fund the Studio City project. On November 18, 2015, the Studio City Borrower amended the Studio City Project Facility including changing the Studio City project opening date condition from 400 to 250 tables, consequential adjustments to the financial covenants, and rescheduling the commencement of financial covenant testing (the “Amendments to the Studio City Project Facility”). The Group recorded a $7,011 costs associated with debt modification during the year ended December 31, 2015 in connection with the Amendments to the Studio City Project Facility.

On November 30, 2016, the Studio City Project Facility was further amended and restated (and defined as the “2016 Studio City Credit Facilities”) as described below. On November 30, 2016 (December 1, 2016 Hong Kong time), the Studio City Borrower rolled over HK$1,000,000 (equivalent to $129) of the Studio City Term Loan Facility under the Studio City Project Facility into the 2016 SC Term Loan Facility as described below under the 2016 Studio City Credit Facilities, and repaid in full the remaining outstanding amount of the Studio City Term Loan Facility under the Studio City Project Facility of HK$9,777,046,200 (equivalent to $1,256,690) with net proceeds from the offering of the 2016 Studio City Secured Notes as described below together with cash on hand.

The indebtedness under the Studio City Project Facility was guaranteed by Studio City Investments Limited (“Studio City Investments”), which holds 100% direct interest in Studio City Company, and its subsidiaries (other than the Studio City Borrower). Security for the Studio City Project Facility included: a first-priority mortgage over the land where Studio City is located, such mortgage will also cover all present and any future buildings on, and fixtures to, the relevant land; an assignment of any land use rights under land concession agreements, leases or equivalent; all bank accounts of Studio City Investments and its subsidiaries; as well as other customary security. Certain accounts of Melco Crown Macau related solely to the operation of the Studio City gaming area which were funded from the proceeds of the Studio City Project Facility were pledged as security for the Studio City Project Facility and related finance documents. Upon the amendment to the Studio City Project Facility on November 30, 2016 as described below, those bank accounts pledged under Studio City Project Facility were reclassified as cash and cash equivalents in the consolidated balance sheets.

The Studio City Project Facility contained certain covenants for such financings and there were provisions that limited or prohibited certain payments of dividends and other distributions by the Studio City Investments, Studio City Borrower and its subsidiaries (together, the “Studio City Borrowing Group”) to companies or persons who were not members of the Studio City Borrowing Group.

Borrowings under the Studio City Project Facility bore interest at HIBOR plus a margin of 4.50% per annum until September 30, 2016, at which time the Studio City Project Facility bore interest at HIBOR plus a margin ranging from 3.75% to 4.50% per annum as determined in accordance with the total leverage ratio in respect of the Studio City Borrowing Group. The Studio City Borrower was obligated to pay a commitment fee on the undrawn amount of the Studio City Project Facility and recognized loan commitment fees on the Studio City Project Facility of $1,647, $1,794 and $15,153 during the years ended December 31, 2016, 2015 and 2014, respectively.

In connection with the Studio City Project Facility, Studio City International Holdings Limited (“Studio City International”), which holds 100% indirect interest in Studio City Finance and a majority-owned subsidiary of the Company, was required to procure a contingent equity undertaking or similar (with a liability cap of $225,000) granted in favor of the security agent for the Studio City Project Facility to, amongst other things, pay agreed project costs (i) associated with construction of Studio City and (ii) for which the facility agent under the Studio City Project Facility has determined there was no other available funding under the terms of the Studio City Project Facility. In support of such contingent equity undertaking, Studio City International had deposited a bank balance of $225,000 in an account secured in favor of the security agent for the Studio City Project Facility (“Cash Collateral”), which was required to be maintained until the construction completion date of the Studio City had occurred, certain debt service reserve and accrual accounts had been funded to the required balance and the financial covenants had been complied with. The Amendments to the Studio City Project Facility on November 18, 2015 included a creation of a new secured liquidity account (“Liquidity Account”) to be held in the name of the Studio City Borrower and to be credited with the Cash Collateral as a liquidity amount for the general corporate and working capital purposes of the Studio City group. On November 30, 2015, the Cash Collateral was transferred to the Liquidity Account and was released from restricted cash.

The Studio City Borrower was required in accordance with the terms of the Studio City Term Loan Facility to enter into agreements to ensure that at least 50% of the aggregate of drawn Studio City Term Loan Facility and the 2012 Studio City Notes were subject to interest rate protection, by way of interest rate swap agreements, caps, collars or other agreements agreed with the facility agent under the Studio City Project Facility to limit the impact of increases in interest rates on its floating rate debt, for a period of not less than three years from the date of the first drawdown of the Studio City Term Loan Facility. During the years ended December 31, 2016, 2015 and 2014, the Studio City Borrower entered into certain floating-for-fixed interest rate swap agreements to limit its exposure to interest rate risk. Under the interest rate swap agreements, the Studio City Borrower paid a fixed interest rate of the notional amount, and received variable interest which was based on the applicable HIBOR for each of the payment dates. The interest rate protection requirement was removed upon the 2016 Studio City Credit Facilities became effective on November 30, 2016. As of December 31, 2016, there was no outstanding interest rate swap agreements entered by Studio City Borrower.

2016 Studio City Credit Facilities

On November 30, 2016, Studio City Borrower amended and restated the Studio City Project Facility (the “2016 Studio City Credit Facilities”), among other things: (i) reduced the size of the then total available facilities from HK$10,855,880,000 (equivalent to $1,395,357) to HK$234,000,000 (equivalent to $30,077), comprising a HK$1,000,000 (equivalent to $129) term loan facility (the “2016 SC Term Loan Facility”) which is rolled over from the Studio City Term Loan Facility under the Studio City Project Facility and a HK$233,000,000 (equivalent to $29,948) revolving credit facility (the “2016 SC Revolving Credit Facility”); (ii) removed certain lenders originally under the Studio City Credit Facility; (iii) extended the repayment maturity date; and (iv) reduced and removed certain restrictions imposed by the covenants in the Studio City Project Facility, including but not limited to, increased flexibility to move cash within borrowing group which included the Studio City Borrower and certain subsidiaries of the Company as defined under the 2016 Studio City Credit Facilities (the “2016 Studio City Borrowing Group”), removed all maintenance financial covenants and reduced reporting requirements. The amendment of the Studio City Project Facility to the 2016 Studio City Credit Facilities and the issuance of 2016 Studio City Secured Notes (as described below) are connected to the refinancing of the Studio City Project Facility. The Group recorded a $17,435 loss on extinguishment of debt and a $8,101 costs associated with debt modification during the year ended December 31, 2016 in connection with such amendments. As of December 31, 2016, the 2016 SC Term Loan Facility had been fully drawn down with an outstanding amount of HK$1,000,000 (equivalent to $129), and the entire 2016 SC Revolving Credit Facility of HK$233,000,000 (equivalent to $29,948) remains available for future drawdown as of December 31, 2016.

The 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility mature on November 30, 2021 (December 1, 2021 Hong Kong time). The 2016 SC Term Loan Facility has to be repaid at maturity with no interim amortization payments. The 2016 SC Revolving Credit Facility is available from January 1, 2017 up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s final maturity date. The 2016 SC Term Loan Facility is collateralized by cash collateral equal to HK$1,012,500 (equivalent to $130) (representing the principal amount of the 2016 SC Term Loan Facility plus expected interest expense in respect of the 2016 SC Term Loan Facility for one financial quarter). The Studio City Borrower is subject to mandatory prepayment requirements in respect of various amounts of the 2016 SC Revolving Credit Facility as specified in the 2016 Studio City Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the Studio City Borrowing Group, the 2016 Studio City Credit Facilities are required to be repaid in full. In the event of a change of control, the Borrower may be required, at the election of any lender under the 2016 Credit Facilities, to repay such lender in full (other than in respect of the principal amount of the 2016 SC Term Loan Facility).

The indebtedness under the 2016 Studio City Credit Facilities is guaranteed by Studio City Investments and its subsidiaries (other than Studio City Borrower), which apply on and from November 30, 2016. Security for the 2016 Studio City Credit Facilities includes a first-priority mortgage over any rights under land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 Studio City Credit Facilities contain certain affirmative and negative covenants customary for such financings, as well as affirmative, negative and financial covenants equivalent to those contained in the 2016 Studio City Secured Notes as described below. The 2016 Studio City Credit Facilities are secured, on an equal basis with the 2016 Studio City Secured Notes, by substantially all of the material assets of Studio City Investments and its subsidiaries (other than Studio City Borrower) (although obligations under the 2016 Studio City Credit Facilities that are secured by common collateral securing the 2016 Studio City Secured Notes will have priority over the 2016 Studio City Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral). In addition, the 2016 Studio City Secured Notes are also separately secured by certain specified bank accounts.

The 2016 Studio City Credit Facilities contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments (including dividends and distribution with respect to shares of Studio City Company) and investments; (iii) prepay or redeem subordinated debt or equity and make payments of principal of the 2012 Studio City Notes; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the Collateral as defined below; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The 2016 Studio City Credit Facilities also contains conditions and events of default customary for such financings.

There are provisions that limit certain payments of dividends and other distributions by the 2016 Studio City Borrowing Group to companies or persons who are not members of the 2016 Studio City Borrowing Group. As of December 31, 2016, the net assets of Studio City Investments and its restricted subsidiaries of approximately $856,000 were restricted from being distributed under the terms of the 2016 Studio City Credit Facilities.

Borrowings under the 2016 Studio City Credit Facilities bear interest at HIBOR plus a margin of 4% per annum. The Studio City Borrower may select an interest period for borrowings under the 2016 Studio City Credit Facilities of one, two, three or six months or any other agreed period. The Studio City Borrower is obligated to pay a commitment fee on the undrawn amount of the 2016 SC Revolving Credit Facility from January 1, 2017.

2016 Studio City Secured Notes

On November 30, 2016, Studio City Company issued $350,000 in aggregate principal amount of 5.875% senior secured notes due 2019 (the “2016 5.875% SC Secured Notes”) and $850,000 in aggregate principal amount of 7.250% senior secured notes due 2021 (the “2016 7.250% SC Secured Notes” and together with the 2016 5.875% SC Secured Notes, the “2016 Studio City Secured Notes”) and both priced at 100%. The 2016 5.875% SC Secured Notes and 2016 7.250% SC Secured Notes mature on November 30, 2019 and November 30, 2021, respectively, and the interest on the 2016 5.875% SC Secured Notes and 2016 7.250% SC Secured Notes is accrued at a rate of 5.875% and 7.250% per annum, respectively, and is payable semi-annually in arrears on May 30 and November 30 of each year, commencing on May 30, 2017.

The 2016 Studio City Secured Notes are senior secured obligations of Studio City Company, rank equally in right of payment with all existing and future senior indebtedness of Studio City Company (although any liabilities in respect of obligations under the 2016 Studio City Credit Facilities as described above that are secured by common collateral securing the 2016 Studio City Secured Notes will have priority over the 2016 Studio City Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral) and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Company and effectively subordinated to Studio City Company’s existing and future secured indebtedness that is secured by assets that do not secure the 2016 Studio City Secured Notes, to the extent of the assets securing such indebtedness. All of the existing subsidiaries of Studio City Investments (other than Studio City Company) and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2016 Studio City Secured Notes Guarantors”) jointly, severally and unconditionally guarantee the 2016 Studio City Secured Notes on a senior basis (the “2016 Studio City Secured Notes Guarantees”). The 2016 Studio City Secured Notes Guarantees are senior obligations of the 2016 Studio City Secured Notes Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the 2016 Studio City Secured Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2016 Studio City Secured Notes Guarantors. The 2016 Studio City Secured Notes Guarantees are pari passu to the 2016 Studio City Secured Notes Guarantors’ obligations under the 2016 Studio City Credit Facilities, and effectively subordinated to any future secured indebtedness that is secured by assets that do not secure the 2016 Studio City Secured Notes and the 2016 Studio City Secured Notes Guarantees, to the extent of the value of the assets.

The common collateral (shared with the 2016 Studio City Credit Facilities) includes a first-priority mortgage over any rights under land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. Each series of the 2016 Studio City Secured Notes is secured by the common collateral and, in addition, certain bank accounts (together with the common collateral, the “Collateral”).

On November 30, 2016 (December 1, 2016 Hong Kong time), the Group used the net proceeds from the offering, together with cash on hand, to fund the repayment of the Studio City Project Facility (as described above).

Studio City Company has the option to redeem all or a portion of the 2016 5.875% SC Secured Notes at any time prior to November 30, 2019, at a “make-whole” redemption price. In addition, Studio City Company has the option to redeem up to 35% of the 2016 5.875% SC Secured Notes with the net cash proceeds of certain equity offerings at a fixed redemption price at any time prior to November 30, 2019. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2016 Studio City Secured Notes, Studio City Company also has the option to redeem in whole, but not in part the 2016 5.875% SC Secured Notes at fixed redemption prices.

Studio City Company has the option to redeem all or a portion of the 2016 7.250% SC Secured Notes at any time prior to November 30, 2018, at a “make-whole” redemption price. Thereafter, Studio City Company has the option to redeem all or a portion of the 2016 7.250% SC Secured Notes at any time at fixed redemption prices that decline ratably over time. In addition, Studio City Company has the option to redeem up to 35% of the 2016 7.250% SC Secured Notes with the net cash proceeds of certain equity offerings at a fixed redemption price at any time prior to November 30, 2018. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2016 Studio City Secured Notes, Studio City Company also has the option to redeem in whole, but not in part the 2016 7.250% SC Secured Notes at fixed redemption prices.

In the event that the 2012 Studio City Notes are not refinanced or repaid in full by June 1, 2020 in accordance with the terms of the 2016 7.250% SC Secured Notes (and in the case of a refinancing, with refinancing indebtedness with a weighted average life to maturity no earlier than 90 days after the stated maturity date of the 2016 7.250% SC Secured Notes), each holder of the 2016 7.250% SC Secured Notes will have the right to require Studio City Company to repurchase all or any part of such holder’s 2016 7.250% SC Secured Notes at a fixed redemption price.

The indenture governing the 2016 Studio City Secured Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments (including dividends and distribution with respect to shares of Studio City Company) and investments; (iii) prepay or redeem subordinated debt or equity and make payments of principal of the 2012 Studio City Notes; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the Collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The indenture governing the 2016 Studio City Secured Notes also contains conditions and events of default customary for such financings.

There are provisions under the indenture governing the 2016 Studio City Secured Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Company, Studio City Investments and their respective restricted subsidiaries to companies or persons who are not Studio City Company, Studio City Investments and their respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2016, the net assets of Studio City Investments and its restricted subsidiaries of approximately $856,000 were restricted from being distributed under the terms of the 2016 Studio City Secured Notes.

Philippine Notes

On January 24, 2014, MCE Leisure issued PHP15 billion in aggregate amount of 5% senior notes due 2019 (the “Philippine Notes”) (equivalent to $336,825 based on exchange rate on transaction date) at 100% of the principal amount and offered to certain primary institutional lenders as noteholders via private placement in the Philippines, which was priced on December 19, 2013. The Philippine Notes mature on January 24, 2019. Interest on the Philippine Notes is accrued at a rate of 5% per annum and is payable semi-annually in arrears on January 24 and July 24 of each year, commenced on July 24, 2014. In addition, the Philippine Notes includes a tax gross up provision requiring MCE Leisure to pay without any deduction or withholding for or on account of tax.

The Philippine Notes are general obligations of MCE Leisure, secured on a first-ranking basis by pledge of shares of all present and future direct and indirect subsidiaries of MCP, rank equally in right of payment to all existing and future senior indebtedness of MCE Leisure (save and except for any statutory preference or priority) and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Leisure.

The Philippine Notes are guaranteed by MCP and all present and future direct and indirect subsidiaries of MCP (subject to certain limited exceptions) (collectively the “Philippine Guarantors”), jointly and severally with MCE Leisure; and irrevocably and unconditionally by the Company on a senior basis. The guarantees are general obligations of the Philippine Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the Philippine Guarantors (except for any statutory preference or priority) and rank senior in right of payment to any existing and future subordinated indebtedness of the Philippine Guarantors.

MCE Leisure used the net proceeds from the offering to fund the City of Dreams Manila project, refinancing of debt and general corporate purposes.

MCE Leisure had the option to redeem all or a portion of the Philippine Notes at any time prior to January 24, 2015 at 100% of the principal amount plus applicable premium as defined in the notes facility and security agreement (the “Notes Facility and Security Agreement”) governing the Philippine Notes. Thereafter, MCE Leisure has the option to redeem all or a portion of the Philippine Notes at any time at fixed prices that decline ratably over time.

The Notes Facility and Security Agreement contains certain covenants that, subject to certain exceptions and conditions, limit the ability of MCP and its subsidiaries ability, including MCE Leisure to, among other things: (i) incur or guarantee additional indebtedness; (ii) sell assets; (iii) create liens; and (iv) effect a consolidation and merger. The Notes Facility and Security Agreement also contains conditions and events of default customary for such financings.

The Philippine Notes are exempted from registration with the Philippine Securities and Exchange Commission (the “Philippine SEC”) under the Philippine Securities Regulation Code Rule (“SRC Rule”) 9.2.2(B) promulgated by the Philippine SEC as the Philippine Notes were offered via private placement to not more than nineteen primary institutional lenders, accordingly, the Philippine Notes are subject to the conditions of SRC Rule 9.2.2(B) which limit the assignment and transfer of the Philippine Notes to primary institutional lenders only and to be held by not more than nineteen primary institutional lenders at any time before maturity of the Philippine Notes.

Philippine Credit Facility

On October 14, 2015, MCP entered into an on-demand, unsecured credit facility agreement of PHP2,350,000,000 (the “Philippine Credit Facility”) (equivalent to $47,176) with a lender to finance advances to MCE Leisure. The Philippine Credit Facility availability period was extended from August 31, 2016 to November 29, 2016 and further extended to February 28, 2017 during the year ended December 31, 2016, and the maturity date of each individual drawdown cannot extend beyond the earlier of (i) the date which is one year from the date of drawdown, and (ii) 90 days after the end of the availability period. The individual drawdowns under the Philippine Credit Facility are subject to certain conditions precedents, including issuance of a promissory note in favor of the lender evidencing such drawdown. Borrowings under the Philippine Credit Facility bear interest at the higher of: (i) the Philippine Dealing System Treasury Reference Rate PM (the “PDST-R2”) of the selected interest period plus the applicable PDST-R2 margin of 1.25% per annum and (ii) Philippines Special Deposit Account Rate (the “SDA”) of the selected interest period plus the applicable SDA margin ranging from 0.50% to 0.75% per annum, such rate to be set one business day prior to the relevant interest period. The Philippine Credit Facility includes a tax gross up provision requiring MCP to pay without any deduction or withholding for or on account of tax. As of December 31, 2016, the Philippine Credit Facility has not been drawn. As of the date of this report, the Philippine Credit Facility availability period was extended to February 28, 2018 on substantially similar terms as before, except that (i) the SDA is replaced by Philippines Term Deposit Facility Rate, and (ii) the maturity date shall not extend beyond 180 days from February 28, 2018.

During the years ended December 31, 2016, 2015 and 2014, the Group’s average borrowing rates were approximately 5.37%, 5.40% and 5.41% per annum, respectively.

Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs) as of December 31, 2016 are as follows:

Year ending December 31,
2017	$51,489
2018	51,728
2019	699,793
2020	870,116
2021	2,148,393

$3,821,519